Loans - Changes in General and Specific Allowances For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowances at beginning of year	$ 25,102	$ 35,467	$ 44,247
Provision increase (decrease)	(184)	(6,991)	(5,837)
Recoveries	1,640	899	1,319
Charge-offs	(3,016)	(4,159)	(4,379)
Other	46	(114)	117
Allowances at end of year	23,588	25,102	35,467
Allowances at end of year: individually evaluated for impairment	17,678	14,915	13,624
Allowances at end of year: collectively evaluated for impairment	5,910	10,187	21,843
Commercial loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowances at beginning of year	6,913	6,309	3,377
Provision increase (decrease)	733	865	2,853
Recoveries	9	14	106
Charge-offs	(374)	(275)	(34)
Other	0	0	7
Allowances at end of year	7,281	6,913	6,309
Allowances at end of year: individually evaluated for impairment	4,904	4,453	2,866
Allowances at end of year: collectively evaluated for impairment	2,377	2,460	3,443
Commercial real estate loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowances at beginning of year	4,092	10,360	16,224
Provision increase (decrease)	(2,596)	(6,290)	(5,895)
Recoveries	0	28	0
Charge-offs	0	0	(1)
Other	0	(6)	32
Allowances at end of year	1,496	4,092	10,360
Allowances at end of year: individually evaluated for impairment	470	600	583
Allowances at end of year: collectively evaluated for impairment	1,026	3,492	9,777
Consumer loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowances at beginning of year	802	888	965
Provision increase (decrease)	1,701	211	1,059
Recoveries	1,186	656	730
Charge-offs	(2,193)	(953)	(1,869)
Other	6	0	3
Allowances at end of year	1,502	802	888
Allowances at end of year: individually evaluated for impairment	676	274	274
Allowances at end of year: collectively evaluated for impairment	826	528	614
Residential mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowances at beginning of year	13,295	17,910	23,681
Provision increase (decrease)	(22)	(1,777)	(3,854)
Recoveries	445	201	483
Charge-offs	(449)	(2,931)	(2,475)
Other	40	(108)	75
Allowances at end of year	13,309	13,295	17,910
Allowances at end of year: individually evaluated for impairment	11,628	9,588	9,901
Allowances at end of year: collectively evaluated for impairment	$ 1,681	$ 3,707	$ 8,009